Credit Risk (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure of credit risk exposure [abstract]
Summary of Concentration of Credit Risk
Concentration of Credit Risk

(millions of Canadian dollars,	As at
except as noted)	Loans and customers ' liability under acceptances 1,2		Credit Instruments 3,4		Derivative financial instruments 5,6

	October 31 2022	October 31 2021	October 31 2022	October 31 2021	October 31 2022	October 31 2021

Canada	66%	70%	32%	36%	22%	25%
United States	32	29	64	59	33	34
United Kingdom	–	–	1	1	11	13
Europe – other	–	–	2	3	21	18

Other international	2	1	1	1	13	10

Total	100%	100%	100%	100%	100%	100%
	$853,129	$742,672	$292,156	$259,414	$96,795	$49,929

1
Of the total loans and customers’ liability under acceptances, the only industry segment which equalled or exceeded 5% of the total concentration as at October 31, 2022 was real estate 10% (October 31, 2021 – 10%).

2	Includes loans that are measured at FVOCI.
3
As at October 31, 2022, the Bank had commitments and contingent liability contracts in the amount of $292 billion (October 31, 2021 – $259 billion). Included are commitments to extend credit totalling $256 billion (October 31, 2021 – $228 billion), of which the credit risk is dispersed as detailed in the table above.

4
Of the commitments to extend credit, industry segments which equalled or exceeded 5% of the total concentration were as follows as at October 31, 2022: financial institutions 22% (October 31, 2021 – 21%); power and utilities 10% (October 31, 2021 – 10%); automotive 8% (October 31, 2021 – 9%); professional and other services 8% (October 31, 2021 – 7%); sundry manufacturing and wholesale 7% (October 31, 2021 – 7
%);
 Non-residential-real estate development 7
%
 (October 31, 2021 – 5
%);
 telecommunications, cable, and media 5
%
(October 31, 2021 – 6
%)
;
 oil and gas

5
%

(October 31, 2021 –

5
%).

5
As at October 31, 2022, the current replacement cost of derivative financial instruments, excluding the impact of master netting agreements and collateral, amounted to $97 billion (October 31, 2021 – $50 billion). Based on the location of the ultimate counterparty, the credit risk was allocated as detailed in the table above. The table excludes the fair value of exchange traded derivatives.

6
The largest concentration by counterparty type was with financial institutions (including non-banking
financial institutions), which accounted for 63% of the total as at October 31, 2022 (October 31, 2021 – 70%). The second largest concentration was with governments, which accounted for 30% of the total as at October 31, 2022 (October 31, 2021 – 19%). No other industry segment exceeded 5% of the total.

Summary of Gross Maximum Credit Risk Exposure
The following table presents the maximum exposure to credit risk of financial instruments, before taking account of any collateral held or other credit enhancements.

Gross Maximum Credit Risk Exposure
(millions of Canadian dollars)	As at

	October 31 2022	October 31 2021
Cash and due from banks	$8,556	$5,931
Interest-bearing deposits with banks	137,294	159,962
Securities 1
Financial assets designated at fair value through profit or loss
Government and government-insured securities	2,422	2,161
Other debt securities	2,617	2,403
Trading
Government and government-insured securities	51,285	42,048
Other debt securities	18,997	18,365
Retained interest	5	9
Non-trading securities at fair value through profit or loss
Government and government-insured securities	287	155
Other debt securities	6,644	6,320
Securities at fair value through other comprehensive income
Government and government-insured securities	50,882	57,780
Other debt securities	13,121	15,085
Debt securities at amortized cost
Government and government-insured securities	256,362	208,559
Other debt securities	86,412	60,380
Securities purchased under reverse purchase agreements	160,167	167,284
Derivatives 2	103,873	54,427
Loans
Residential mortgages	293,601	268,079
Consumer instalment and other personal	204,529	188,291
Credit card	34,263	28,933
Business and government	298,650	237,319
Trading loans	11,749	12,405
Non-trading loans at fair value through profit or loss	3,265	2,337
Loans at fair value through other comprehensive income	2,353	1,602
Customers’ liability under acceptances	19,733	18,448
Amounts receivable from brokers, dealers, and clients	19,760	32,357
Other assets	8,461	5,927
Total assets	1,795,288	1,596,567
Credit instruments 3	292,156	259,414
Unconditionally cancellable commitments to extend credit relating to personal lines of credit and credit card lines	352,342	318,025
Total credit exposure	$2,439,786	$2,174,006

1	Excludes equity securities.
2	The carrying amount of the derivative assets represents the maximum credit risk exposure related to derivative contracts.
3
The balance represents the maximum amount of additional funds that the Bank could be obligated to extend should the contracts be fully utilized. The actual maximum exposure may differ from the amount reported above. Refer to Note 27 for further details.